Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	[1]	kr 5,219	kr 3,482
Treasuries/government bonds		4,150	11,525
Other interest-bearing securities except loans		52,843	41,561
Loans in the form of interest-bearing securities		48,726	51,227
Loans to credit institutions		13,529	19,009
Loans to the public		224,354	224,165
Derivatives		10,643	6,432
Shares		20
Tangible and intangible assets		178	245
Deferred tax assets		1	13
Other assets		286	276
Prepaid expenses and accrued revenues		8,145	7,994
Total assets		368,094	365,929
Liabilities and equity
Borrowing from credit institutions		8,607	3,628
Debt securities issued		316,388	314,108
Derivatives		5,227	12,637
Other liabilities		4,490	4,272
Accrued expenses and prepaid revenues		8,798	8,387
Provisions		12	51
Total liabilities		343,522	343,083
Share capital		3,990	3,990
Reserves		204	(87)
Retained earnings		20,378	18,943
Total equity	[2]	24,572	22,846
Total liabilities and equity		kr 368,094	kr 365,929

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.
[2]	The entire equity is attributable to the shareholder of the Parent Company.